Aristotle Multi-Asset Income Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$38,742,877	$344,592	$(5,643,030)	$(60,391)	$(24,455)	$33,359,593	$422,737	$—	3,830,034
Aristotle Core Equity Fund - Class I	7,477,779	2,898,894	(1,103,079)	210,833	880,875	10,365,302	—	—	584,290
Aristotle Core Income Fund - Class I	16,598,846	151,372	(6,029,238)	31,878	(30,131)	10,722,727	195,100	—	1,114,629
Aristotle Floating Rate Income Fund - Class I	2,354,465	5,494,615	(109,777)	(2,051)	6,939	7,744,191	37,732	—	839,024
Aristotle Growth Equity Fund - Class I	3,953,694	480,622	(864,127)	85,543	681,015	4,336,747	—	—	275,000
Aristotle High Yield Bond Fund - Class I	12,304,802	3,024,911	(493,027)	(5,674)	73,578	14,904,590	205,080	—	1,632,485
Aristotle International Equity Fund - Class I	1,179,696	1,716,636	(86,973)	9,138	88,553	2,907,050	—	—	211,730
Aristotle Short Duration Income Fund - Class I	10,571,587	530,278	(11,071,138)	173,504	(204,231)	—	113,173	—	—
Aristotle Strategic Income Fund - Class I	—	13,147,946	(42,392)	—	—	13,105,554	—		1,261,362
	$93,183,746	$27,789,866	$(25,442,781)	$442,780	$1,472,143	$97,445,754	$973,822	$—	9,748,554